Shareholder Report, Average Annual Return (Details)					8 Months Ended	12 Months Ended		60 Months Ended	75 Months Ended	78 Months Ended	90 Months Ended	115 Months Ended	120 Months Ended
	Apr. 06, 2018	Dec. 27, 2017	Dec. 23, 2016	Nov. 25, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000131094
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Donoghue Forlines Dividend Fund
Average Annual Return, Percent						3.03%		1.90%					1.75%
C000148993
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Dividend Fund
C000131095
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Donoghue Forlines Dividend Fund
C000169555
Average Annual Return [Line Items]
Average Annual Return, Percent						20.97%		5.76%			5.75%
C000169556
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Momentum Fund
C000169557
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Momentum Fund
C000193677
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Risk Managed Income Fund - with load
Average Annual Return, Percent						3.81%		2.13%		2.20%
C000193678
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Risk Managed Income Fund
C000193679
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Risk Managed Income Fund
C000199674
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Allocation Fund - with load
Average Annual Return, Percent						6.13%		2.08%	1.68%
C000199675
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Allocation Fund
C000199676
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Allocation Fund
C000091243
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Donoghue Forlines Tactical Income Fund - with load
Average Annual Return, Percent						0.39%		(1.05%)					0.14%
C000091245
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Donoghue Forlines Tactical Income Fund
Without Sales Load [Member] | C000131094
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		2.94%					2.27%
Without Sales Load [Member] | C000148993
Average Annual Return [Line Items]
Average Annual Return, Percent						7.63%		2.16%				1.19%
Without Sales Load [Member] | C000131095
Average Annual Return [Line Items]
Average Annual Return, Percent						8.76%		3.21%					2.53%
Without Sales Load [Member] | C000169555
Average Annual Return [Line Items]
Average Annual Return, Percent						28.31%		7.01%			6.58%
Without Sales Load [Member] | C000169556
Average Annual Return [Line Items]
Average Annual Return, Percent						27.44%		6.22%			5.80%
Without Sales Load [Member] | C000169557
Average Annual Return [Line Items]
Average Annual Return, Percent						28.62%		7.29%			6.85%
Without Sales Load [Member] | C000193677
Average Annual Return [Line Items]
Average Annual Return, Percent						9.31%		3.18%		3.02%
Without Sales Load [Member] | C000193678
Average Annual Return [Line Items]
Average Annual Return, Percent						7.04%		1.97%		2.01%
Without Sales Load [Member] | C000193679
Average Annual Return [Line Items]
Average Annual Return, Percent						8.24%		3.01%		3.02%
Without Sales Load [Member] | C000199674
Average Annual Return [Line Items]
Average Annual Return, Percent						11.73%		3.15%	2.53%
Without Sales Load [Member] | C000199675
Average Annual Return [Line Items]
Average Annual Return, Percent						10.91%		2.38%	1.76%
Without Sales Load [Member] | C000199676
Average Annual Return [Line Items]
Average Annual Return, Percent						11.97%		3.40%	2.79%
Without Sales Load [Member] | C000091243
Average Annual Return [Line Items]
Average Annual Return, Percent						5.72%		(0.03%)					0.66%
Without Sales Load [Member] | C000091244
Average Annual Return [Line Items]
Average Annual Return, Percent						4.95%		(0.92%)				0.16%
Without Sales Load [Member] | C000091245
Average Annual Return [Line Items]
Average Annual Return, Percent						5.93%		0.07%					0.83%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						23.88%		14.61%					12.51%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						23.88%		14.61%				12.41%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						23.88%		14.61%					12.51%
Russell 1000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent						23.88%		14.61%			14.09%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						23.88%		14.61%			14.09%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent						23.88%		14.61%			14.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						2.63%		(0.23%)		0.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%		(0.23%)		0.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.63%		(0.23%)		0.75%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent						19.37%		10.76%	9.72%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent						19.37%		10.76%	9.72%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent						19.37%		10.76%	9.72%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index
Average Annual Return, Percent						0.92%		(2.02%)					(0.42%)
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent						0.92%		(2.02%)				(0.06%)
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index
Average Annual Return, Percent						0.92%		(2.02%)					(0.42%)
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						13.06%		9.01%					8.23%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						13.06%		9.01%				8.09%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						13.06%		9.01%					8.23%
S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent						10.78%		5.24%		4.97%
S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return, Percent						10.78%		5.24%		4.97%
S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return, Percent						10.78%		5.24%		4.97%
HFRU Hedge Fund Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent						6.12%		2.74%	2.25%
HFRU Hedge Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRU Hedge Fund Composite Index
Average Annual Return, Percent						6.12%		2.74%	2.25%
HFRU Hedge Fund Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRU Hedge Fund Composite Index
Average Annual Return, Percent						6.12%		2.74%	2.25%